Discontinued Operations (Tables)	12 Months Ended
Nov. 30, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations Income Statement
The following table summarizes the financial results from discontinued operations of Concentrix included in the Consolidated Statement of Operations during the years ended November 30, 2020, 2019 and 2018:

	Fiscal Years Ended November 30,
	2020	2019	2018
Revenue	$4,719,534	$4,707,912	$2,463,151
Costs and expenses	(4,410,773)	(4,413,580)	(2,318,390)
Interest expense and finance charges and others, net	(40,866)	(89,916)	(33,853)

Income from discontinued operations before taxes	267,895	204,416	110,908
Provision for income taxes	(73,273)	(65,878)	(55,479)

Income from discontinued operations, net of taxes	$194,622	$138,538	$55,429

Summary of Non-Cash Items and Capital Expenditures of Discontinued Operations
For the years ended November 30, 2020, 20219 and 2018,
non-cash
items and capital expenditures of discontinued operations included in the consolidated statement of cash flows are outlined below:

	Fiscal Years Ended November 30,
	2020	2019	2018
Operating activities:
Depreciation and amortization	$276,566	$305,780	$154,599
Share-based compensation	15,572	10,351	7,740
Provision for doubtful accounts	8,139	930	679
Deferred income taxes	(29,470)	(6,661)	(18,547)
Unrealized foreign exchange losses	5,647	1,116	—
Investing activities:
Purchases of property and equipment	$171,332	$111,122	$92,519

Schedule of Discontinued Operations Consolidated Balance Sheet
The following table presents assets and liabilities that were transferred to Concentrix as of December 1, 2020 and presented as discontinued operations in the Consolidated Balance Sheet as of November 30, 2020:

Fiscal Year Ended Nov 30, 2020
Cash and cash equivalents	$152,656
Accounts receivable, net	1,079,086
Other current assets	189,323

Current assets of discontinued operations	$1,421,065

Property and equipment, net	451,649
Goodwill	1,836,050
Intangible assets, net	798,959
Deferred tax assets	47,423
Other assets	620,099

Noncurrent assets of discontinued operations	$3,754,180

Borrowings, current	33,756
Accounts payable	140,575
Accrued compensation and benefits	419,715
Other accrued liabilities	371,069
Income taxes payable	20,725

Current liabilities of discontinued operations	$985,840

Long-term borrowings	1,111,362
Other long-term liabilities	601,885
Deferred tax liabilities	153,560

Noncurrent liabilities of discontinued operations	$1,866,807